Discontinued Operations (Details) - Financial results of the discontinued operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Financial results of the discontinued operations [Abstract]0
Revenues	$ 3	$ 18	$ 41	$ 92
Cost of revenues	13	16	63	66
Gross profit	(10)	2	(22)	26
General and administrative expenses	(2)	(15)	(55)	(81)
Operating loss	(12)	(13)	(77)	(55)
Interest expense, net	(18)	(62)	(154)	(165)
Gain (loss) on sale of assets	1,052	(7)
Income (loss) from discontinued operations	$ 1,022	$ (82)	$ (236)	$ (444)
Income (loss) per share discontinued operations – basic and diluted (in Dollars per share)	$ 0.04	$ (0.02)	$ (0.02)	$ (0.16)